Intangible Assets - Schedule of Goodwill (Details) - USD ($)	Aug. 31, 2020	May 31, 2020	Aug. 31, 2019	May 31, 2019
Goodwill	$ 5,180,141	$ 5,155,141	$ 6,682,000	$ 4,456,250
The Simplicity Esports, LLC [Member]
Goodwill	4,456,250	4,456,250		4,456,250
Simplicity El Paso, LLC [Member]
Goodwill	25,000
PLAYLive Nation, Inc [Member]
Goodwill	$ 698,891	$ 698,891